Income Tax Disclosure: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 30, 2022
Details
Net operating loss carryforwards	$ 2,141,771	$ 1,761,274
Deferred compensation, Deferred tax assets	83,106	90,002
Deferred Tax Asset, Interest Carryforward	2,224,877	1,851,277
Deferred Tax Assets, Valuation Allowance	(2,224,877)	(1,851,277)
Deferred Tax Assets, Gross	$ 0	$ 0